Unsecured Convertible Loan Notes and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Effects of Adoption of IAS in the Balance Sheet	. The effects of the adoption of IAS 1 in the balance sheet as of December 31, 2023, as previously reported, are detailed in the table below:

(in U.S. dollars)	As presented		Reclassified
	December 31,	Reclassification	December 31,
	2023		2023
Current liabilities
Borrowings	1,341,689	28,554,210	29,895,899
Derivative Financial Instruments	—	866,278	866,278
Total current liabilities	$1,341,689	$29,420,488	$30,762,177

Non-current liabilities
Borrowings	63,220,501	(28,554,210)	34,666,291
Derivative Financial Instruments	866,278	(866,278)	—
Total non-current liabilities	$64,086,779	$(29,420,488)	$34,666,291

Summary of Convertible Notes Presented in the Balance Sheet

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (current liabilities)
(in U.S. dollars)
	December 31,	December 31,
	2024	2023
Opening balance	$28,554,210	—
Initial recognition	—	27,640,052
Costs of issue of convertible notes	—	(43,614)
Interest expense*	1,806,365	957,772
Balance at December 31, 2024	$30,360,575	$28,554,210

* Interest expense, for the year ended December 31, 2024, is calculated by applying the effective interest rate of 6.564% to the liability component.

Derivative Financial Instruments (current liabilities)
(in U.S. dollars)	December 31,	December 31,
	2024	2023
Opening balance	$866,278	—
Initial Recognition	—	2,359,948
Costs of issue of convertible notes	—	(3,724)
Fair value loss (gain)	4,536,546	(1,525,320)
Effect of foreign currency movements	(34,200)	35,374
Balance at December 31, 2024	$5,368,624	$866,278